Benefit Plans Benefit Plans Post Retirement Medical Plan Net Periodic Benefit Cost (Details) (Postretirement Medical Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Postretirement Medical Plan [Member]
Components of net periodic benefit cost:
Service cost	$ 260	$ 69
Interest cost	194	52
Amortization of prior service cost	9	0
Net periodic benefit cost	$ 463	$ 121